NET LOSS PER SHARE (Tables)	12 Months Ended
Jan. 03, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted	The following table presents the calculation of basic and diluted net loss per share attributable to stockholders:

	Fiscal Year Ended
(In thousands, except per share data)	January 3, 2021	December 29, 2019	December 30, 2018
Net loss:
Net loss attributable to stockholders	(142,631)	(183,059)	(603,814)

Number of shares:
Basic and diluted weighted-average common shares(1), (2)	24,502	21,265	21,265

Basic and diluted net loss per share(1), (2)	(5.82)	(8.61)	(28.39)

(1)Basic and diluted loss per share for fiscal years 2019 and 2018 were calculated assuming the numbers of shares issued as part of the Spin-off to provide comparative figures to fiscal year 2020 results.

(2)As a result of our net loss attributable to stockholders for fiscal year 2020, the inclusion of all potentially dilutive restricted stock units, and common shares under the Green Convertible Notes would be anti-dilutive. Therefore, these were excluded from the computation of the weighted-average shares for diluted net loss per share.